GOODWILL AND INTANGIBLE ASSETS (Details Textual) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Nov. 20, 2013 Second Disposal Group [Member] CNY
Amortization Of Intangible Assets	$ 3,928	23,776	25,295	28,631	44,010
2014		11,626
2015		11,626
2016		11,408
2017		4,832
2018		4,236
Goodwill, Impairment Loss	$ 0	0	0	236,945